SCHEDULE OF SUBSIDIARIES INCORPORATED (Details)	12 Months Ended
Dec. 31, 2025
Inneova Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	British Virgin Islands company
Date of incorporation	Nov. 17, 2021
Effective ownership percentage	100.00%
Inneova Industrial Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singaporean company
Date of incorporation	Sep. 01, 1999
Effective ownership percentage	100.00%
Description of principal activities	Manufacturing and repair of separation or mixing equipment and general wholesale trade
Inneova Automotive Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singaporean company
Date of incorporation	Jan. 03, 1995
Effective ownership percentage	100.00%
Description of principal activities	Supply a wide range of automotive spare parts and lubricants genuine and aftermarket spare parts for use in passenger and commercial on-highway vehicles
Autozone Automotive Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singaporean company
Date of incorporation	Dec. 07, 2009
Effective ownership percentage	100.00%
Description of principal activities	Manufacturing and processing of automotive components or parts assembling re-engineering
Inneova Engineering Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Singaporean company
Date of incorporation	Apr. 13, 1996
Effective ownership percentage	100.00%
Description of principal activities	Manufacturing and repair of gears, gearing and driving elements
Inneova Malaysia Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	Malaysian company
Date of incorporation	Dec. 17, 2009
Effective ownership percentage	100.00%
Description of principal activities	Franchising of automotive parts retail